Summary of Significant Accounting Policies - Schedule of Disaggregated Revenue (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Category of Revenue
Revenue	$ 55,941,283	$ 41,360,953	$ 26,889,911
Virtual technology service [Member]
Category of Revenue
Revenue	33,113,913	20,900,022	15,382,324
Digital asset development and others [Member]
Category of Revenue
Revenue	22,827,370	20,460,931	11,507,587
Services transferred at a point in time [Member]
Category of Revenue
Revenue	55,941,283	41,360,953	26,889,911
Services transferred over time [Member]
Category of Revenue
Revenue
Revenue recognized on gross basis [Member]
Category of Revenue
Revenue	55,941,283	41,360,953	26,889,911
Revenue recognized on net basis [Member]
Category of Revenue
Revenue